THORNBURG LIMITED TERM MUNICIPAL FUND-
                       CALIFORNIA PORTFOLIO CLASS SHARES


                                            Thornburg                            Thornburg
                                     Limited Term Municipal               Limited Term Municipal
                                         Fund-California                      Fund-California
                                            A Shares                             C Shares

SEC Yield                                     3.57%                                3.24%
Taxable Equiv. Yields                         6.52%                                5.91%
NAV                                          $12.91                               $12.93
Max. Offering Price                          $13.24                               $12.93


1 Year Ending                                 3.17%                               5.50%
5 Years Ending                                4.68%                                 NA
10 Years Ending                               6.04%                                 NA
Since Inception                               5.89%                               5.06%

                        Inception Date (2/19/87) (9/1/94)

(a) Taxable equivalent yields assume a 39.6% marginal federal tax rate, and an 9.30% state of California marginal tax rate.
Portions of the income
     of the municipal funds may be subject to the alternative minimum tax.
(b) The data quoted represents past performance, and the investment return and principal value of an investment in the fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. (c) The total return data reflects the deduction of the maximum sales charge of the Class A Shares of 2.50%.

What Double Tax - Free Income Means to You:

      FIND YOUR TAXABLE INCOME               Combined                  To Equal a California
          AND READ ACROSS                     Income                      Tax-Free Yield Of*
                                               Tax           3.00%    3.50%    4.00%    4.50%   5.00%   5.50%
Net Taxable Income                          A Taxable Investment Must Earn
Single Return           Joint Return

    $24,650 - 26,045       $41,200 - 52,090       32.32%     4.43%    5.17%    5.91%    6.65%   7.39%   8.13%
    $26,045 - 32,916       $52,090 - 65,832       33.76%     4.53%    5.28%    6.04%    6.79%   7.55%   8.30%
    $32,916 - 59,750       $65,832 - 99,600       34.70%     4.59%    5.36%    6.13%    6.89%   7.66%   8.42%
    $59,750 - 124,650      $99,600 - 151,750      37.42%     4.79%    5.59%    6.39%    7.19%   7.99%   8.79%
   $124,650 - 271,050     $151,750 - 271,050      41.95%     5.17%    6.03%    6.89%    7.75%   8.61%   9.47%
   $271,050 - and up**    $271,050 - and up**     45.22%     5.48%    6.39%    7.30%    8.21%   9.13%  10.04%


 *The yields listed are for illustration only and not necessarily representative of any class of shares of the Limited Term Municipal Fund - California Portfolio. **1997 maximum Federal tax bracket of 39.6%. Maximum California tax bracket of 9.30%. Taxable equivalent yields do not take the federal alternative minimum tax, to which investors may or may not be subject, into account.

l e t t e r  t o  s h a r e h o l d e r s

119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (505) 984-0200

                  February 6, 1998



Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for the California Portfolio of Thornburg Limited Term Municipal Fund for the 6 months ending December 31, 1997. The net asset value of the A shares increased 16 cents per share to $13.24. If you were with us for the entire period, you received dividends of 27.6 cents per share. If you reinvested your dividends, you received 27.9 cents per share. Investors who owned C Shares received dividends of 25.0 and 25.2 cents per share, respectively.

Your Limited Term Municipal Fund portfolio currently holds over 170 municipal obligations from around the state. Approximately 87% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 4.8 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below: .

        % of portfolio maturing within         Cumulative % maturing by end of
                          1 year = 13%               year 1 = 13%
                    1 to 2 years = 10%               year 2 = 23%
                    2 to 3 years = 18%               year 3 = 41%
                     3 to 4 years = 8%               year 4 = 49%
                    4 to 5 years = 14%               year 5 = 63%
                     5 to 6 years = 9%               year 6 = 72%
                     6 to 7 years = 4%               year 7 = 76%
                     7 to 8 years = 7%               year 8 = 83%
                     8 to 9 years = 4%               year 9 = 87%
                    9 to 10 years = 6%              year 10 = 93%

Over the last year your average portfolio maturity has extended slightly. We directed portfolio cash flow and new money into the longer maturity range of your bond ladder. Today we are managing the portfolio to keep the average maturity approximately where it is. If interest rates remain stable or decrease we expect that some bonds in your portfolio will be pre-refunded. This will shorten the average portfolio maturity slightly and cause almost all bonds in the portfolio to mature within 9 years.

For the past 3 years Americans have been net sellers of municipal and government bonds. Investment dollars have flowed instead to equities, money market investments, and overseas opportunities. A combination of sharp volatility in equity markets worldwide and deflationary winds blowing from Asia may be rekindling the appetite of U.S. investors for bond investing. If the Federal Reserve cuts short term interest rates this year, some of the money now flowing into money market funds may begin to move to intermediate and longer maturity bonds. Assets of these money market funds now total over $1.1 trillion!





















We are all subject to more discussion than is necessary or productive about the U.S. economy and Alan Greenspan. Leaving aside the month to month microanalysis of each economic statistic, I believe any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. Tax receipts are off the charts! There will always be dislocations, but for the most part Americans are very, very busy. The strong economy has been good for municipal America. In its recent annual survey of city fiscal conditions, the National League of Cities reported that two-thirds of U.S. cities say they are better able to meet their financial needs this year than last. California reports similar favorable news, and both operating and capital budget spending levels are increasing. There is one possible cloud: as both Washington and Sacramento hand increasing responsibility for implementing mandated programs to state and local governments, a few entities may have significant problems managing through the transition.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has continued to earn Morningstar's 4 star overall rating for risk adjusted performance. I would like to attribute this to capable execution of a sensible investment strategy over time.
Thank you for investing in Thornburg Limited Term Municipal Fund,
California Portfolio.

Sincerely,



Brian J. McMahon
Portfolio Manager




Morningstar propriety rating reflects historical risk adjusted performance as of 12/31/97. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five star (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars, 22.5% receive four stars. Thornburg Limited Term Municipal Fund California Portfolio is ranked 4-stars for the 3 year period, 4-stars for the 5 year period, and 4-stars for the 10 year period ending 12/31/97. There were 1494 bond funds with 3-year ratings, 720 bond funds with 5-year ratings and 337 with 10-year ratings in Morningstar's Municipal Short category.


s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio December 31, 1997
(unaudited)

ASSETS

Investments, at value (cost $128,665,866)               $ 133,704,631
Cash                                                           76,784
Interest receivable                                         2,193,595
Prepaid expenses and other assets                              29,730

TOTAL ASSETS                                              136,004,740
LIABILITIES

Payable for securities purchased                            1,214,960
Dividends payable                                             154,500
Pay for fund shares redeemed                                  424,880
Accounts payable and accrued expenses                         117,918
Accounts payable investment adviser (Note 4)                   89,960
TOTAL LIABILITIES                                           2,002,218

NET ASSETS                                              $ 134,002,522

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($119,645,663 applicable to 9,264,984 shares of beneficial
 interest outstanding - Note 5)                                $12.91

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)                        .33

Maximum Offering Price Per Share                               $13.24
Class C Shares:
Net asset value and offering price per share*
($7,164,894 applicable to 554,311 shares of beneficial
 interest outstanding - Note 5)                                $12.93

Class I Shares:
Net asset value and offering price per share
($7,191,965 applicable to 556,856 shares of beneficial
 interest outstanding - Note 5)                                $12.92

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 See notes to unaudited financial statements.


s t a t e m e n t  o f  o p e r a t i o n s

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio Six Months Ended December 31, 1997
(unaudited)


INVESTMENT INCOME
Interest income (net of premium amortized                 $ 3,292,625
of $271,968)

EXPENSES
Investment advisory fees (Note 4)                             312,549
Administration Fees (Note 4)
Class A Shares                                                 70,069
Class C Shares                                                  4,290
Class I Shares                                                  1,511
Distribution and service fees (Note 4):
Class A Shares                                                140,138
Class C Shares                                                 34,053
Custodian fees                                                 44,465
Transfer agent fees                                            43,674
Professional fees                                              13,025
Accounting Fees                                                 5,856
Other expenses                                                 11,898

TOTAL EXPENSES                                                681,528
Less:
Expenses reimbursed by investment adviser (Note 4)            (53,284)

NET EXPENSES                                                  628,244

NET INVESTMENT INCOME                                       2,664,381


REALIZED AND UNREALIZED
GAIN ON INVESTMENTS - NOTE 6
Net realized gain on investments sold                          29,366
Increase in unrealized appreciation of investments          2,825,738
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                                         2,855,104

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           $ 5,519,485

See notes to unaudited financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
(unaudited)

                                         Six Months Ended         Year Ended
                                         December  31, 1997       June 30, 1997

INCREASE IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                        $2,664,381            $4,430,640
Net realized gain on investments sold            29,366                63,898
Increase in unrealized
     appreciation of investments              2,825,738               784,532

           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS          5,519,485             5,279,070

DIVIDENDS TO SHAREHOLDERS:
From net investment income
  Class A Shares                             (2,392,200)           (4,243,665)
  Class C Shares                               (132,692)             (161,619)
  Class I Shares                               (139,489)              (25,356)

FUND SHARE TRANSACTIONS-- (Note 5)
  Class A Shares                             22,812,895              (908,565)
  Class C Shares                              1,131,232             3,397,813
  Class I Shares                              3,118,495             3,924,117


NET INCREASE IN NET ASSETS                   29,917,726             7,261,795
NET ASSETS:
         Beginning of period                104,084,796            96,823,001
         End of period                     $134,002,522          $104,084,796

See notes to unaudited financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

Note 1 - ORGANIZATION

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note - 3 MERGER OF MACKENZIE CALIFORNIA MUNICIPAL FUND

On September 4,1997, the Fund acquired all of the net assets of the Mackenzie California Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by Mackenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $23,511,348) for the net assets of MacKenzie which aggregrated $23,511,348, including $1,214,035 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $134,431,534.


Note 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 1997, the Adviser voluntarily reimbursed certain operating expenses amounting to $53,284.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 1997, the Distributor earned commissions aggregating $5,255 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $1,333 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the six months ended December 31, 1997 are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated trustees is borne by the Fund.

Note 5 - SHARES OF BENEFICIAL INTEREST:

At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized and capital paid-in aggregated $129,787,503. Transactions in shares of beneficial interest were as follows:


                             Six Months Ended              Year Ended
                           December 31, 1997             June 30, 1997

Class A Shares                  Shares       Amount       Shares       Amount
Shares sold                    633,137 $  8,237,371    1,127,372 $ 14,318,232
Shares issued to shareholders
in reinvestment of
distributions                  121,085    1,557,787      217,589    2,764,826
Shares issued in merger      1,933,181   23,511,348         --           --
Shares repurchased            (817,197) (10,493,611)  (1,417,346) (17,991,623)

Net Increase (Decrease)      1,870,206 $ 22,812,895      (72,385)($   908,565)


Class C Shares
Shares sold                    138,723 $  1,715,339      360,237 $  4,574,006
Shares issued to shareholders
in reinvestment of
distributions                    8,175      105,264        9,592      121,990
Shares repurchased             (53,649)    (689,371)    (101,931)  (1,298,183)

Net Increase                    93,249 $  1,131,232      267,898 $  3,397,813

Class I Shares
Shares sold                    263,570 $  3,328,968      309,314 $  3,929,541
Shares issued to shareholders
in reinvestment of
distributions                   10,579      136,164        1,831       23,299
Shares repurchased             (27,056)    (346,637)      (1,383)     (28,723)

Net Increase                   247,093 $  3,118,495      309,762 $  3,924,117

Note 6 - SECURITIES TRANSACTIONS

For the six months ended December 31, 1997, the Portfolio had purchase and sale transactions (excluding short-term securities) of $22,949,241 and $18,047,919, respectively.

The cost of investments is the same for financial reporting and Federal income tax purposes.

At December 31, 1997, the net unrealized appreciation was $5,038,765, resulting from gross unrealized appreciation of $5,127,918 and $89,153 gross unrealized depreciation.

Accumulated net realized losses from security transactions included in net assets at December 31, 1997 aggregated $823,746.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $853,112 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
June 30, 1998 - $41,424, June 30, 1999 - $14,395, June 30, 2000 - $410, June 30,
2002 - $315,597, and June 30, 2003 - $481,286.






f i n a n c i a l   h i g h l i g h t s

Thornburg Limited Term Municipal Fund, Inc. -  California Portfolio

Per share operating performance
(for a share outstanding
throughout the period)
                                        Six Months Ended
                                          December 31,             Year Ended June 30,
                                              1997             1997      1996    1995     1994     1993

Class of Shares:                                A                A        A       A        A         A

Net asset value, beginning of period         $12.75           $12.64    $12.61  $12.57   $12.85   $12.48
Income from investment operations:
Net investment income                          .28              .57       .58     .58      .58      .65
Net realized and unrealized
    gain (loss) on investments                 .16              .11       .03     .04     (.28)     .37
Total from investment operations               .44              .68       .61     .62      .30     1.02
Less dividends from:
    Net investment income                     (.28)            (.57)     (.58)   (.58)    (.58)    (.65)
Change in net asset value                      .16              .11       .03     .04     (.28)     .37

Net asset value, end of period               $12.91           $12.75    $12.64  $12.61   $12.57   $12.85

Total return (a)                              3.45%            5.47%     4.94%   5.12%    2.37%    8.36%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                   4.26%(b)            4.47%    4.59%   4.69%    4.51%    5.07%
    Expenses, after expense reductions      1.00%(b)           1.00%     1.00%   1.00%    1.00%    1.00%
    Expenses, before expense reductions     1.04%(b)           1.03%     1.05%   1.04%    1.03%    1.06%

Portfolio turnover rate                      14.96%           20.44%    22.68%  18.54%   15.26%   20.81%

Net assets
    at end of period (000)                  $119,646          $94,253  $94,379  $98,841 $111,723  $81,874

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)   Annualized




Thornburg Limited Term Municipal Fund, Inc. -  California Portfolio

Per share operating performance
(for a share outstanding
throughout the period)                                                                          Period from
                                                    Six Months Ended          Year Ended       Sept. 1, 1994 (a)
                                                       December 31,            June 30,          to June 30,
                                                            1997             1997      1996          1995

Class of Shares:                                            C                 C          C             C

Net asset value, beginning of period                      12.76            $12.65     $12.62        $12.55
Income from investment operations:
Net investment income                                      .25               .52        .53           .42
Net realized and unrealized
    gain on investments                                    .17               .11        .03           .07
Total from investment operations                  .        42                .63        .56           .49
Less dividends from:
    Net investment income                                 (.25)             (.52)      (.53)         (.42)
Change in net asset value                                  .17               .11        .03           .07

Net asset value, end of period                           $12.93            $12.76     $12.65        $12.62

Total return (b)                                          3.32%             5.06%      4.46%        3.98%

Ratios/Supplemental Data Ratios to average net assets:
   Net investment income                                  3.86%(c)          4.06%      4.16%        4.07% (c)
   Expenses, after expense reductions                     1.40%(c)          1.40%      1.43%        1.63% (c)
   Expenses, before expense reductions                    1.61%(c)          2.15%      2.92%        3.21% (c)

Portfolio turnover rate                                  14.96%            20.44%     22.68%       18.54%

Net assets
   at end of period (000)                                $7,165            $5,882      $2,444         $790

(a) Commencement of sales of Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.




Thornburg Limited Term Municipal Fund, Inc. -  California Portfolio

Per share operating performance
(for a share outstanding
throughout the period)                                                       Period from
                                                    Six Months Ended      April 1, 1997 (a)
                                                      December  31,          to June 30,
                                                          1997                  1997

Class of Shares:                                            I                     I

Net asset value, beginning of period                     $12.75                $12.64
Income from investment operations:
Net investment income                                       .30                   .15
Net realized and unrealized
    gain on investments                                     .17                   .11
Total from investment operations                            .47                   .26
Less dividends from:
    Net investment income                                  (.30)                 (.15)
Change in net asset value                                   .17                   .11

 Net asset value, end of period                          $12.92                $12.75

Total return (b)                                          3.71%                 2.07%

Ratios/Supplemental Data Ratios to average net assets:
   Net investment income                                  4.61%(c)              4.77%(c)
   Expenses, after expense reductions                      .65%(c)               .63%(c)
   Expenses, before expense reductions                     .99%(c)              1.32%(c)

Portfolio turnover rate                                  14.96%                20.44%

Net assets
   at end of period (000)                                $7,192                $3,949



  (a) Commencement of sales of Class I shares.
  (b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
  (c) Annualized.



s c h e d u l e  o f   i n v e s t m e n t s
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
December 31, 1997 CUSIPS: Class A - 532-723-202,  Class C - 532-723-707, Class I- 532-723-889
NASDAQ Symbols: Class A - LTCAX, Class C - LTCCX (Proposed), Class I - LTCIX (Proposed)
 Principal                                                                                          Credit Rating+
    Amount     Issuer-Description                                                                      Moody's/S&P          Value

  615,000      Alameda-Contra Costa Transit District Refunding Certificate of Participation
               Series 1989, 7.20% due 8/1/00                                                             Baa/BBB-      $  654,384
 1,000,000     Alameda County Certificate of Participation, 6.25% due 6/1/06                                 A3/A       1,100,720
   370,000     Albany Public Facilities Financing Authority Lease Revenue, 6.60% due 9/1/00
               (Library Community Center Project)                                                         Baa1/NR         393,786
   295,000     Alum Rock Union Elementary School District General Obligation Refunding Bonds,
               8.00% due 9/1/06                                                                           Aaa/AAA         369,771
   380,000     Alum Rock Union Elementary School District General Obligation Refunding Bonds,
               8.00% due 9/1/07                                                                           Aaa/AAA         483,052
 1,020,000     Antelope Valley Hospital Revenue, 5.25% due 1/1/06 (Insured: FSA)                          Aaa/AAA       1,079,343
 1,300,000     Berkeley Health Facility Revenue Refinancing Series A, 5.70% due 12/1/98
               (Alta Bates Medical Center Project), Escrowed to Maturity                                  AAA*/A+       1,322,555
 1,000,000     Berkeley Health Facilities Revenue, 6.55% due 12/1/22, prerefunded 12/1/02 @ 102           AAA*/A+       1,121,190
   380,000     Big Bear Regional Wastewater Agency Refunding Revenue Bonds, 4.70% due 4/1/06              Aaa/AAA         390,039
   835,000     California Educational Facilities Authority Revenue, 5.60% due 10/1/00 (U.S.C. Project)     Aa3/AA         871,623
 1,805,000     California Educational Facilities Authority Revenue, 5.60% due 10/1/02 (U.S.C. Project)     Aa3/AA       1,925,465
   500,000     California Educational Facilities Authority Revenue Series 1993, 5.15% due 9/1/03
               (Santa Clara University Project)                                                             A1/NR         524,215
   670,000     California HFA Revenue Series 1985-B, 9.875% due 2/1/17                                     Aa/AA-         703,768
    25,000     California HFA Single Family Mortgage Revenue Series 1982-A, 10.00% due 2/1/02
               (LOC: Citibank)                                                                             Aa/AA-          25,016
    95,000     California Housing Finance Agency Revenue, 6.90% due 8/1/16                                Aa2/AA-          97,137
   145,000     California Housing Financing Agency Revenue, 0% due 8/1/01                                 Aa2/AA-         113,318
   500,000     California Housing Financing Agency Revenue Series E-1, 5.40% due 8/1/00                   Aa2/AA-         514,675
   250,000     California Health Facilities Financing Authority Revenue, 7.00% due 6/1/08,
               prerefunded 6/1/99 @102                                                                    AAA*/NR         265,110
   200,000     California Health Facilities Financing Authority Revenue, 5.00% due 3/1/20, put 1/2/98
               (daily demand notes) (LOC: Morgan Guaranty)                                             VM1G1/A-1+         200,000
 1,000,000     California HFA Secured Revenue Series 1991, 6.65% due 9/1/01
               (Good Samaritan Hospital Project)                                                        Baa2/BBB+       1,072,200
   505,000     California HFA Financing Authority, 5.25% due 8/1/00
               (Marin General Hospital Project; Insured: FSA)                                             Aaa/AAA         521,584
   500,000     California Health Facilities Financing Authority Revenue, 5.30% due 5/15/04
               (Downey Community Hospital Project)                                                          NR/A-         517,995
     5,000     California Pollution Control Financing Authority Revenue, 7.20% due 9/1/15                   A1/A+           5,062
   500,000     California Pollution Control Financing Authority Revenue, 6.850% due 12/1/08                 A1/A+         529,335
   400,000     California Public Capital Improvement Finance Auth. Rev. Series 1988-E, 8.25% due 3/1/98    Baa/NR         402,380
 1,000,000     California State General Obligation, 6.50% due 10/1/99                                       A1/A+       1,044,180
   300,000     California State General Obligation, 6.750% due 5/1/02                                       A1/A+         331,713
   165,990     California State Veterans General Obligation Amortizing Coupon M-COATES,
               7.30% due 10/1/01                                                                        Aaa*/AAA*         161,807
   500,000     California State General Obligation, 9.50% due 5/1/03                                        A1/A+         625,750
 1,000,000     California State General Obligation, 9.50% due 2/1/10                                        A1/A+       1,436,310
 2,915,000     California Veterans Affairs Home Purchase Revenue, 7.375% due 8/1/12                        Aa2/A+       2,966,741
   250,000     California Veterans Affairs Home Purchase Revenue Series A, 7.50% due 8/1/98                 Aa/A+         254,770
 1,390,000     California Veterans Affairs Home Purchase Revenue Series A, 6.55% due 8/1/01                 Aa/A+       1,459,486
     5,000     California State Public Works High Technology, 7.375% due 4/1/06                             A1/A+           5,675
   500,000     California State Public Works Lease Revenue, 8.35% due 12/1/99                                 A/A         540,035
   500,000     California State Public Works Lease Revenue, 5.50% due 9/1/06 (Insured: AMBAC)             Aaa/AAA         542,885
   850,000     California State University Revenue, 6.40% due 11/1/02, crossover refunded 11/1/00 @ 102     A1/A-         917,839
 1,000,000     California Statewide Community Certificate of Participation, 5.90% due 4/1/09                 NR/A       1,053,460
   625,000     California Statewide Community Development Authority Insured Health
               Facilities Revenue Certificate of Participation Series 1992, 6.40% due 5/1/02
               (Eskaton Properties Incorporated Phase II Project)                                           NR/A+         648,319
 1,000,000     California Statewide Community Development Authority Certificate of Participation, 3.46%
               (inverse floater) due 1/1/00 (Motion Picture and Television Fund Project; Insured: AMBAC)  Aaa/AAA         974,720
 1,000,000     California Statewide Community Development Authority Certificate of Participation, 3.75%
               (inverse floater) due 1/1/01 (Motion Picture and Television Fund Project; Insured: AMBAC)  Aaa/AAA         965,660
 1,000,000     California Statewide Community Development Authority Insured Health Facilities Revenue
               Series 1996-A, 6.00% due 9/1/04 (San Gabriel Medical Center Project; Insured: Cal Health)    NR/A+       1,083,100
   130,000     Cerritos-Compton Glendale College District General Obligation
               Certificate of Participation, 8.00% due 2/1/98                                               NR/NR         130,429
 1,000,000     Clovis Unified School District, 0% due 8/1/02                                              NR/BBB+         827,280
   700,000     Coachella Valley Water District # 71 Certificate of Participation, 5.75% due 10/1/00
               (Storm Water District Project)                                                                A/NR         731,458
   660,000     Cupertino Public Facilities Corp. Certificate of Participation Series 1992-B, 5.60%
               due 7/1/00                                                                                   A1/A+         683,615
 1,000,000     Duarte California Certificate of Participation, 6.25% due 4/1/23                           Baa1/NR       1,052,780
    60,000     El Paso de Robles Newark Water District Certificate of Participation
               Association of Bay Area Governments Finance Corporation, 7.40% due 6/1/98                    NR/NR          60,851
 1,500,000     Escondido Multifamily Housing Revenue Refunding Bonds Series 1997-A, 5.40% due 1/1/27,
               put 7/1/07 (Terrace Gardens Project; Collateralized: FNMA)                                  NR/AAA       1,573,860
    20,000     Fontana Redevelopment Agency Tax Allocation, 8.00% due 9/1/18                               Aaa/NR          20,955
   350,000     Foothill-De Anza Community College District Certificate of Participation, 7.35%
               due 3/1/07                                                                                   NR/A-         390,422
   600,000     Fresno Multi Family Housing Revenue Refunding, 5.10% due 10/1/05, put 4/1/99
               (Maple Leaf Project; Insured: Continental Insurance)                                         NR/A-         605,520
 1,000,000     Fresno Multi family Housing Revenue Refunding, 4.875% due 1/1/28, put 1/1/08
               (Jackson Pary Place Project: Insured: FNMA)                                                 NR/AAA       1,007,480
   560,000     Fruitvale School District Certificate of Participation, 7.60% due 6/1/99                    Baa/NR         587,322
 2,000,000     Glendale Hospital Revenue Refunding Series 1994, 7.625% due 1/1/05
               (Verdugo Hills Project; Guarantee: Industrial Indemnity)                                     NR/A+       2,220,180
 1,000,000     Hawaiian Gardens Redevelopment Agency Project No 1 Tax Allocation, 0% due 12/1/16           NR/BBB         308,240
   200,000     Hayward Unified School District Certificate of Participation, 7.60% due 10/1/00             Baa/NR         205,502
    60,000     Hermosa Beach Lynwood and Vernon Certificate of Participation,
               7.10% due 9/1/99                                                                            NR/BBB          61,474
   605,000     Inglewood Certificate of Participation, 6.70% due 8/1/00 (Civic Center Improvement Project)Baa3/BBB-       641,941
   635,000     Inglewood Certificate of Participation, 6.80% due 8/1/01 (Civic Center Improvement Project)Baa3/BBB-       687,610
   690,000     Inglewood Certificate of Participation, 6.90% due 8/1/02 (Civic Center Improvement Project)Baa3/BBB-       759,593
   360,000     Irvine Ranch Water District Joint Powers Agency Revenue, 7.00% due 2/15/98                   NR/A+         361,386
    25,000     Irvine Ranch Water District Joint Powers Agency, 7.80% due 2/15/08                           NR/A+          25,105
 1,000,000     Irwindale Community Redevelopment Agency, 6.60% due 8/1/18                                  Baa/NR       1,145,150
   165,000     Kern High School District, 7.00% due 8/1/10                                                   A/NR         202,326
   680,000     Kern High School District Series B, 9.00% due 8/1/06                                       Aaa/AAA         905,889
   480,000     Lake Elsinore Public Financing Authority Tax Allocation Revenue Series 1992-C,
               6.15% due 2/1/01 (Insured: FGIC)                                                           Aaa/AAA         509,650
 3,000,000     Lancaster Redevelopment Agency Lease Revenue, 4.90% due 12/1/00
               (Public Improvement Project; LOC: Sumitomo - Dai Ichi Kangyo)                                 NR/A       3,046,500
 1,500,000     Los Angeles Equipment Acquisition Program L Certificate of Participation, 5.80% due 12/1/98   A/A+       1,525,800
     5,000     Los Angeles Convention & Exhibit Center, 9.00% due 12/1/20                                 Aaa/AAA           6,583
   500,000     Los Angeles Department Water & Power, 9.00% due 9/1/04                                      Aa3/A+         624,595
 1,000,000     Los Angeles Municipal Improvement Corporation Lease Revenue, 5.00% due 2/1/00                 A/A+       1,000,520
     5,000     Los Angeles State Building Authority Lease Revenue, 7.50% due 3/1/11                        NR/AAA           5,131
 1,500,000     Los Angeles Unified School District Certificate of Participation, 6.30% due 6/1/02            A/A-       1,621,950
   500,000     Los Angeles Wastewater System Revenue, 8.80% due 6/1/00                                    Aaa/AAA         555,700
   245,000     Los Angeles County Certificate of Participation, 0% due 10/1/02                           Baa1/BBB         191,717
   700,000     Los Angeles County Certificate of Participation, 0% due 4/1/03                            Baa1/BBB         529,725
   500,000     Los Angeles Certification of Participation, 6.90% due 3/1/01                              Baa1/BBB         539,060
   250,000     Los Angeles Certification of Participation, 0% due 9/1/03                                 Baa1/BBB         187,518
   350,000     Los Angeles County Housing Authority Multifamily Housing Revenue, 7.625% due 12/1/29,
               mandatory put 12/1/99 (Monrovia Project A; Insured: Continental Casualty)                    NR/A-         355,149
 1,000,000     Los Angeles County Transit Finance Corporation Certificate of Participation
               Series 1992-B, 5.70% due 7/1/99                                                              A1/NR       1,025,830
   375,000     Marysville Hospital Revenue, 6.00% due 1/1/04 (Fremont-Rideout Health Group Project;
               Insured: AMBAC)                                                                            Aaa/AAA         409,643
   200,000     Midpeninsula Regional Open Space District Certificate of Participation, 7.20%
               due 9/1/00, refunded 9/1/99                                                                 *Aaa/A         214,454
   360,000     Midpeninsula Regional Open Space District Certificate of Participation, 4.75% due 9/1/99      NR/A         364,619
   460,000     Midpeninsula Regional Open Space District Certificate of Participation, 4.80% due 9/1/00      NR/A         468,611
 1,230,000     Morgan Hill Unified School District Certificate of Participation Series 1993, 4.70%
               due 8/1/98                                                                                   A1/NR       1,236,593
   835,000     Morgan Hill Unified School District Certificate of Participation Series 1993, 5.00%
               due 8/1/00                                                                                   A1/NR         854,038
   660,000     Mountain View Shoreline Reg. Park Community Tax Allocation Series 1993-A, 4.70% due 8/1/99     A/A         667,636
   810,000     National City Community Development Commission Tax Allocation Series
               1992-A, 5.70% due 8/1/99 (Downtown Redevelopment Project; Insured: AMBAC)                  Aaa/AAA         833,190
   500,000     National City Community Development Commission Tax Allocation Series
               1992-A, 5.90% due 8/1/00 (Downtown Redevelopment Project; Insured: AMBAC)                  Aaa/AAA         524,330
   330,000     New Haven Unified School District Certificate of Participation, 7.30% due 12/1/01            NR/A-         345,461
   355,000     New Haven Unified School District Certificate of Participation, 7.30% due 12/1/02            NR/A-         371,632
   380,000     New Haven Unified School District Certificate of Participation, 7.40% due 12/1/03            NR/A-         398,141
   410,000     New Haven Unified School District Certificate of Participation, 7.40% due 12/1/04            NR/A-         429,573
   700,000     Northern California Power Agency Public Power Revenue, 5.65% due 7/1/07                    Baa3/A-         740,040
   100,000     Oakland California Redevelopment Agency, 7.40% due 5/1/07                                  Aaa/AAA         103,163
 1,000,000     Orange Multifamily Housing Revenue, 5.60% due 10/1/27
               (Villa Santiago Rehab Project; Insured: FNMA)                                               NR/AAA       1,043,820
 1,100,000     Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured: MBIA)                         Aaa/AAA       1,143,087
 2,000,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                         Aaa/AAA       2,098,200
 2,000,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       2,250,080
 2,000,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       2,275,720
 2,000,000     Orange County Airport Revenue Bond, 5.50% due 7/1/02 (Insured:MBIA)                        Aaa/AAA       2,110,640
 1,000,000     Orange County Airport Revenue Bond, 6.00% due 7/1/07 (Insured MBIA)                        Aaa/AAA       1,115,740
   900,000     Orange County Local Transportation Authority Sales Tax Rev., 5.50% due 2/15/01
               (Measure M Sales Tax Project)                                                                Aa/AA         938,673
 1,550,000     Orange County Local Transportation Authority Sales Tax Rev., 5.70% due 2/15/03
               (Measure M Sales Tax Project)                                                                Aa/AA       1,656,811
 1,050,000     Orange County Local Transportation Authority Sales Tax Rev., 5.75% due 2/15/04
               (Measure M Sales Tax Project)                                                                Aa/AA       1,125,590
   510,000     Orange County Local Transportation Authority Sales Tax Rev., 6.00% due 2/15/06
               (Measure M Sales Tax Project)                                                                Aa/AA         565,855
 1,000,000     Orange County Local Transportation Authority Sales Tax Revenue 2nd Series,
               3.50% due 2/15/99, (inverse floater)(Insured: FGIC)                                        Aaa/AAA         990,180
 2,000,000     Orange County Recovery Certificate of Participation Series A, 5.50% due 7/1/02
               (Insured: MBIA)                                                                            Aaa/AAA       2,112,320
   100,000     Orange County Special Financing Authority Teeter Pan Revenue, 4.10% due 11/1/14,
               put 1/9/98 (weekly demand notes)                                                             NA/NA         100,000
 1,680,000     Orange County Transportation Authority Certificates of Participation, 5.125% due 7/1/02      A1/NR       1,738,934
   410,000     Oroville Hospital Revenue, 4.50% due 12/1/03 (Insured: California Mortgage)                  NR/A+         414,658
 ` 500,000     Oroville Hospital Revenue, 5.50% due 12/1/07 (Insured: California Mortgage)                  NR/A+         536,765
   950,000     Oxnard Harbor District Refunding Revenue, 6.60% due 8/1/00 (Capital Guaranty)              Aaa/AAA         988,456
   500,000     Palomar Pomerado Health System, 0% due 11/1/03                                             Aaa/AAA         391,675
   510,000     Paramount Unified School District Certificate of Patricipation, 0% due 9/1/14 (Insured: FSA)Aaa/AAA        452,523
   100,000     Perris School District Certificate of Participation, 5.10% due 3/1/00 (Insured: FSA)       Aaa/AAA         102,527
 1,000,000     Piedmont Unified School District Series B, 0% due 8/1/13                                     Aa/NR         426,380
 1,000,000     Pleasanton Unified School District Series B, 0% due 8/1/16                                 Aaa/AAA         365,000
   580,000     Pomona Unified School District General Obligation, 5.35% due 2/1/05
               (Insured: MBIA)                                                                            Aaa/AAA         618,210
   340,000     Pomona Unified School District Gerneral Obligation, 5.40% due 8/1/05
               (Insured: MBIA)                                                                            Aaa/AAA         364,606
    35,000     Rancho Cucamonga Redevelopment Agency Series A, 7.70% due 5/1/16                           Aaa/AAA          35,462
   965,000     Redwood City Multifamily Housing Revenue Series 1985-B, 5.20% due 10/1/08, put 10/1/00
               (Redwood Shores Apartments Project; Insured: Continental Casualty)                           NR/A+         976,339
   500,000     Richmond Joint PowersFinancing Authority Revenue Series A, 5.20% due 5/15/05                  NR/A         520,770
   465,000     Riverside County Housing Authority Revenue Series A, 7.75% due 10/1/00                      Baa/NR         469,129
   295,000     Sacramento Financing Authority Series 1991, 6.30% due 11/1/02                                A1/A+         321,954
 1,000,000     Sacramento Regional Transportation Authority Certificate of Participation, 6.00%
               due 3/1/99                                                                                   A1/NR       1,023,480
 1,000,000     Sacramento Regional Transportation Authority Certificate of Participation, 6.25%
               due 3/1/01                                                                                   A1/NR       1,062,870
   920,000     Sacramento MFHR, 5.875% due 2/1/08, put 2/1/03 (Fairways I Apartments Project;
               Insured: FNMA)                                                                              NR/AAA         930,976
 2,000,000     Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/22                       Aaa/AAA         491,980
   450,000     San Diego County Regional Trans. Community Sales Tax Rev. Series A,
               6.125% due 4/1/98 (Escrowed to Maturity)                                                   AAA/AA-         452,709
 1,800,000     San Diego County Water Authority Certificate of Participation, 6.125% due 5/1/03            Aa/AA-       1,939,122
   255,000     San Francisco City & County Agency Redevelopment Agency Lease Revenue, 0% due 7/1/00         A1/A-         230,227
 1,500,000     San Francisco City & County Agency Redevelopment Agency Lease Revenue, 0% due 7/1/07         A1/A-         960,300
   190,000     San Francisco City & County Agency Refunding Series Sec 8, 6.125%
               due 7/1/02 (Insured: MBIA / FHA)                                                           Aaa/AAA         190,371
   200,000     San Jacinto IDA IDRB Series 1990, 7.20% due 6/1/98 (Edelbrock Foundry
               Corporation Project; LOC: Bank of America)                                                  NR/AA-         203,222
 2,000,000     San Joaquin County Certificate of Participation, 5.25% due 9/1/98 (General Hospital Project)  A/A-       2,014,100
 1,440,000     San Joaquin County Certificate of Participation, 5.60% due 9/1/00 (General Hospital Project)  A/A-       1,483,675
   895,000     San Joaquin County Certificate of Participation, 5.90% due 9/1/03 (General Hospital Project)  A/A-         948,736
   410,000     San Marcos Public Facility Authority Capital Improvement Series 1991, 0% due 1/1/00, ETM    Aaa/NR         377,811
 1,640,000     Santa Ana Community Development Agency Tax Allocation Series B, 6.50% due 12/15/14          NR/AAA       1,741,172
   425,000     Santa Ana Community Development Agency Series D, 6.50% due 12/15/14, pre-refunded
               12/15/00 @ 102                                                                             Aaa/AAA         450,203
   500,000     Santa Ana Community Red. Agency Tax Allocation Series 1989-B, 7.10% due 9/1/98              NR/BB+         508,830
 2,000,000     Santa Ana Multifamily Housing Revenue Bonds Series B, 5.65% due11/1/21                      NR/AAA       2,100,080
   500,000     Santa Clara Certificates of Participaton Series A, 7.75% due 2/1/02                        Aaa/AAA         569,060
    35,000     Santa Clara Electric Revenue Series B, 7.80% due 7/1/10                                        A/A          35,624
    20,000     Santa Clara County Certificates of Participaton, 8.00% due 3/1/18                           NR/AAA          20,539
   315,000     Santa Monica Community College District Certificate of Participation, 7.65% due 5/1/01,
               (Rancho Corrales Project)                                                                     NR/A         323,341
   250,000     Santa Rosa Insured Revenue,7.125% due 6/1/14                                                 NR/A+         254,315
   440,000     Simi Valley Community Development Agency Certificate of Participation, 6.05% due 10/1/18,
               put 10/1/99                                                                                 NR/AA-         450,498
   750,000     Snowline Joint Unified School District Certificates of Participation, 7.25% due 4/1/18      NR/BBB         816,930
   810,000     Sonoma County Certificate of Participation Public Works Improvement Program,
               5.40% due 8/1/00 (Integrated Waste Project)                                                  NR/A+         837,540
   950,000     Sonoma County Certificate of Participation Public Works Improvement Program,
               5.80% due 8/1/03 (Integrated Waste Project)                                                  NR/A+         988,304
   150,000     South Coast Air Quality Management District Building Corporation
               Installment Sale Revenue, 9.75% due 8/1/98 (Escrowed to Maturity)                          Aaa/AAA         155,216
 1,435,000     South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/05
               (Insured: MBIA)                                                                            Aaa/AAA       1,683,312
   250,000     Southern California Public Power Authority Revenue, 6.75% due 7/1/01                           A/A         270,483
   250,000     Stanislaus Waste to Energy Finance Agency Solid Waste Facility Revenue Certificate,
               7.30% due 1/1/98 (Ogden Martin Systems Project)                                            NR/BBB+         250,000
 1,000,000     Stanton Multifamily Housing Revenue Bond Series 1997, 5.625% due 8/1/29, put 8/1/08
               (Continental Gardens Project; Insured: FNMA)                                                NR/AAA       1,048,130
   340,000     Suisun City Redevelopment Agency 1990 Tax Allocation,
               7.20% due 10/1/01, pre-refunded 4/1/00                                                     *Aaa/A-         370,151
   500,000     Sulphur Springs Union School District General Obligation Series B, 5.70% due 3/1/01           NR/A         525,015
   450,000     Sunline Transit Agency Certificate of Participation California Transit Finance Corporation
               Series A, 5.50% due 7/1/02                                                                    A/NR         473,760
   900,000     Sweetwater Union High School District Certificate of Participation, 6.40% due 11/1/01    Baa1/BBB+         944,001
   190,000     Temecula Community Services Certificate of Participation Series 1992,
               6.00% due 10/1/98 (Community Recreation Center Project)                                       NR/A         193,061
   200,000     Temecula Community Services Certificate of Participation Series 1992,
               6.00% due 10/1/99 (Community Recreation Center Project)                                       NR/A         206,682
   210,000     Temecula Community Services Certificate of Participation Series 1992,
               6.00% due 10/1/00 (Community Recreation Center Project)                                       NR/A         220,261
   255,000     Torrance Unified School District Certificate of Participation, 6.10% due 10/1/00           Baa1/NR         260,003
 1,000,000     Tracy California Certificates of Participation, 7.00% due 10/1/27                           NR/BBB       1,072,400
   275,000     Trinity County Public Utilities District Certificate of Participation, 5.25% due 4/1/98    NR/BBB-         275,745
   290,000     Trinity County Public Utilities District Certificate of Participation, 5.50% due 4/1/99    NR/BBB-         294,205
   750,000     Turlock Irrigation District Certificate of Participation, 6.80% due 1/1/00,
               pre-refunded 1/1/98 @ 102 (1991 Capital Improvements Project)                              Baa1/A-         765,000
   365,000     Turlock Irrigation District Certificate of Participation, 7.00% due 1/1/01,
               pre-refunded 1/1/98 @ 102 (1991 Capital Improvements Project)                              Baa1/A-         372,300
   420,000     Turlock Irrigation District Certificate of Participation, 7.15% due 1/1/03,
               pre-refunded 1/1/98 @ 102 (1991 Capital Improvements Project)                              Baa1/A-         428,400
 1,600,000     University of California Regents Certificate of Participation Series 1996,
               5.45% due 6/1/03 (Various Capital Projects; Insured: MBIA)                                 Aaa/AAA       1,691,952
   635,000     University of California Research Facilities Revenue, 11.00% due 9/1/98                      NR/A-         664,756
   870,000     University of California Research Facilities Revenue, 5.25% due 9/1/02                       NR/A-         906,052
   500,000     University California Revenue Bonds Series A, 8.00% due 11/1/00                            Aaa/AAA         554,160
   625,000     Vallejo Public Financing Authority Local Agency Revenue Series A, 5.00% due 9/2/98           NR/A-         629,381
 1,000,000     Walnut Valley Unified School District, 8.75% due 8/1/10                                    Aaa/AAA       1,391,770
   800,000     Walnut Valley Unified School District, 9.00% due 8/1/06                                    Aaa/AAA       1,065,752
   245,000     Walnut Valley Unified School District Series A, 6.70% due 8/1/05                           Aaa/AAA         283,176
   250,000     Walnut Valley Unified School District Series A, 6.80% due 2/1/07                           Aaa/AAA         295,710
   250,000     Walnut Valley Unified School District Series A, 6.90% due 2/1/08                           Aaa/AAA         301,080
   100,000     Walnut Valley Unified School District Series A, 7.00% due 8/1/08                           Aaa/AAA         121,976
   495,000     Yorba Linda Public Financing Authority Certificate of Participation,
               7.00% due 11/1/00 (Recycling Equipment Project)                                               A/NR         524,156
   650,000     Yuba City Unified School District Certificate of Participation, 6.70% due 2/1/13           Baa1/NR         711,373



               TOTAL INVESTMENTS (Cost $128,665,866)                                                                 $133,704,631



       * Indicates rating on other debt issued by the same issuer, rather than on the security held by the Portfolio. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S&P. +Credit ratings are unaudited.
         See notes to financial statements.



